S000036004 [Member] Expense Example - iShares Emerging Markets Dividend ETF - iShares Emerging Markets Dividend ETF	Jun. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616